Principal joint ventures - Reconciliation of financial information for joint ventures by carrying value (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
– deferred tax liabilities	$ 3,220	$ 3,673	$ 3,673
Investment in equity accounted units [Member]
Disclosure of joint ventures [line items]
– deferred tax liabilities	$ 362	$ 413